Contract assets/(liabilities) (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Payment received from customers in excess of revenue recognized	$ (486,554)	$ (20,378)